Share Based Awards, Restricted Stock and Restricted Stock Units ("RSUs") - Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 1,039,173	$ 5,331,382	$ 1,031,640	$ 4,415,799
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	74,333	74,333
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	390,000	2,420,782		663,262
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 574,840	2,501,150		$ 3,752,537
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation		$ 335,117